Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 8,565	¥ 8,394	¥ 7,930
Staff payroll and welfare	2,976	2,736	2,620
Maintenance materials	1,516	1,574	1,327
Maintenance expenses	¥ 13,057	¥ 12,704	¥ 11,877